Net Unrealized Gains On Available-For-Sale Securities and Effective Portion Of Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Held-for-sale securities	$ 614	$ 798	$ 0
Net unrealized gains	1,146,460	482,784	1,767,081
Fixed-maturity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	3,517,326	1,553,935	6,258,406
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	3,625	(2,394)	46
Cash flow hedges
Schedule of Available-for-sale Securities [Line Items]
Cash flow hedges	(29,547)	16,013	2,269
Shadow
Schedule of Available-for-sale Securities [Line Items]
Shadow adjustments	(1,728,234)	(825,607)	(3,542,160)
Deferred taxes
Schedule of Available-for-sale Securities [Line Items]
Deferred taxes	$ (617,324)	$ (259,961)	$ (951,480)